Trade and other payables - Financial guarantee payables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables.
Opening balance	¥ 3,041	¥ 116,509
Charge to profit or loss, net		62,389
Reversal of financial guarantee payables	¥ (3,041)
Payouts during the year, net		(175,857)
Ending balance		¥ 3,041